Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 28, 2025	Aug. 29, 2024	Aug. 31, 2023	Sep. 01, 2022	Sep. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:(4)			Company Selected Measure: Non-GAAP Net Income (Loss)(7) (in millions)
Fiscal Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company Total Shareholder Return (“TSR”)	Peer Group TSR(5)	Net Income (Loss)(6) (in millions)

2025	$30,940,146	$86,570,533	$11,229,365	$28,542,495	$269.61	$261.97	$8,539	$9,470
2024	30,060,126	72,800,970	10,791,271	25,984,963	210.22	225.10	778	1,472
2023	25,276,953	42,535,802	8,414,800	13,652,768	153.10	164.30	(5,833)	(4,862)
2022	28,840,809	13,451,732	10,446,440	4,217,817	124.42	117.53	8,687	9,475
2021	25,316,709	68,023,777	7,697,877	19,558,088	159.70	152.68	5,861	6,976

Company Selected Measure Name	non-GAAP net income (loss)
Named Executive Officers, Footnote	Our Principal Executive Officer (“PEO”) for each of the fiscal years shown in the table is Sanjay Mehrotra. Amounts reflect the compensation reported in the “Total” column of the Summary Compensation Table for our PEO for the corresponding fiscal year. Amounts reflect the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs for the corresponding fiscal year. Our Non-PEO NEOs for each of the fiscal years shown in the Pay Versus Performance Table are:

2025:	M. Murphy, M. Bhatia, S. DeBoer, and S. Sadana
2024:	M. Murphy, M. Bhatia, S. DeBoer, and S. Sadana
2023:	M. Murphy, M. Bhatia, S. DeBoer, and S. Sadana
2022:	M. Murphy, M. Bhatia, M. Bokan, S. DeBoer, S. Sadana, and D. Zinsner (former Chief Financial Officer)
2021:	M. Bhatia, S. DeBoer, S. Sadana, and D. Zinsner

Peer Group Issuers, Footnote	The Peer Group is based on the Philadelphia Semiconductor Index, one of the indices identified in the Stock Price Performance Graph included in our Annual Report on Form 10-K for Fiscal 2025.
PEO Total Compensation Amount	$ 30,940,146	$ 30,060,126	$ 25,276,953	$ 28,840,809	$ 25,316,709
PEO Actually Paid Compensation Amount	$ 86,570,533	72,800,970	42,535,802	13,451,732	68,023,777
Adjustment To PEO Compensation, Footnote	Amounts reflect the Compensation Actually Paid (“CAP”) of our PEO, or the average of the CAP of our Non-PEO Named Executive Officers (“Non-PEO NEOs”), for each fiscal year. CAP does not necessarily reflect amounts of compensation actually earned, realized, or received in each fiscal year. Rather, CAP is calculated starting with the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO or Non-PEO NEOs, as applicable, for each fiscal year (and averaged for our Non-PEO NEOs), as adjusted in accordance with the requirements of Item 402(v) of Regulation S-K. The following adjustments were made to the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO and the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs:

	PEO
	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021

Summary Compensation Table Total	$30,940,146	$30,060,126	$25,276,953	$28,840,809	$25,316,709

- grant date fair value of awards granted in fiscal year	(25,360,029)	(23,749,623)	(23,750,005)	(23,499,965)	(18,499,995)
+ fair value of outstanding and unvested awards at fiscal year end that were granted in fiscal year	29,861,929	32,900,545	30,945,387	19,866,074	26,043,233
+/- change, from prior fiscal year end, in fair value of awards granted in any prior fiscal year outstanding and unvested	44,943,028	34,000,647	8,473,475	(9,033,074)	26,370,283
+ fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
+/- change, from prior fiscal year end, in fair value at vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at end of or during fiscal year	5,537,339	(761,787)	1,168,408	(3,060,411)	8,793,547
- fair value at end of prior fiscal year of any awards granted in any prior fiscal year that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—
+ value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	648,120	351,062	421,584	338,299	—
Total Equity Award Adjustments	55,630,387	42,740,844	17,258,849	(15,389,077)	42,707,068
Compensation Actually Paid	$86,570,533	$72,800,970	$42,535,802	$13,451,732	$68,023,777

Non-PEO NEO Average Total Compensation Amount	$ 11,229,365	10,791,271	8,414,800	10,446,440	7,697,877
Non-PEO NEO Average Compensation Actually Paid Amount	$ 28,542,495	25,984,963	13,652,768	4,217,817	19,558,088
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect the Compensation Actually Paid (“CAP”) of our PEO, or the average of the CAP of our Non-PEO Named Executive Officers (“Non-PEO NEOs”), for each fiscal year. CAP does not necessarily reflect amounts of compensation actually earned, realized, or received in each fiscal year. Rather, CAP is calculated starting with the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO or Non-PEO NEOs, as applicable, for each fiscal year (and averaged for our Non-PEO NEOs), as adjusted in accordance with the requirements of Item 402(v) of Regulation S-K. The following adjustments were made to the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO and the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs:

	Average Non-PEO NEOs
	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021

Summary Compensation Table Total	$11,229,365	$10,791,271	$8,414,800	$10,446,440	$7,697,877

- grant date fair value of awards granted in fiscal year	(9,062,458)	(8,437,350)	(7,750,012)	(7,771,995)	(5,624,972)
+ fair value of outstanding and unvested awards at fiscal year end that were granted in fiscal year	10,594,929	11,658,872	10,097,981	5,492,754	7,918,513
+/- change, from prior fiscal year end, in fair value of awards granted in any prior fiscal year outstanding and unvested	13,802,433	11,856,045	2,455,380	(2,077,206)	8,310,020
+ fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
+/- change, from prior fiscal year end, in fair value at vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at end of or during fiscal year	1,752,176	15,055	309,198	(761,113)	1,256,650
- fair value at end of prior fiscal year of any awards granted in any prior fiscal year that failed to meet applicable vesting conditions during fiscal year	—	—	—	(1,170,912)	—
+ value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	226,050	101,070	125,421	59,849	—
Total Equity Award Adjustments	17,313,130	15,193,692	5,237,968	(6,228,623)	11,860,211
Compensation Actually Paid	$28,542,495	$25,984,963	$13,652,768	$4,217,817	$19,558,088

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our Peer Group:

Compensation Actually Paid vs. Net Income	The following charts illustrate the CAP for our PEO and the average CAP for our Non-PEO NEOs against our net income (loss) and non-GAAP net income (loss):
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our Peer Group:

Tabular List, Table
•Non-GAAP net income (loss)
•Non-GAAP operating margin
•Relative TSR growth of the Company’s stock price versus the SOX index
•Data center SSD market share or bit shipments
	•HBM3E+ market share or bit shipments
Total Shareholder Return Amount	$ 269.61	210.22	153.10	124.42	159.70
Peer Group Total Shareholder Return Amount	261.97	225.10	164.30	117.53	152.68
Net Income (Loss)	$ 8,539,000,000	$ 778,000,000	$ (5,833,000,000)	$ 8,687,000,000	$ 5,861,000,000
Company Selected Measure Amount	9,470,000,000	1,472,000,000	(4,862,000,000)	9,475,000,000	6,976,000,000
PEO Name	Sanjay Mehrotra	Sanjay Mehrotra	Sanjay Mehrotra	Sanjay Mehrotra	Sanjay Mehrotra
Additional 402(v) Disclosure	The total shareholder return, or TSR, of each of the Company and the Peer Group is calculated by assuming that an investment of $100 is made in our common stock and in the Peer Group, respectively, starting from the market close on September 3, 2020, which is the last trading day before the earliest fiscal year shown. Total shareholder return includes reinvestment of dividends into shares of common stock of the applicable company. Historical stock performance is not necessarily indicative of future stock performance. Disclosure of the TSRs is required by Item 402(v) of Regulation S-K and is not intended to forecast or be indicative of possible future performance of our common stock or the Peer Group.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP net income (loss)
Non-GAAP Measure Description	Amounts reflect the Company’s non-GAAP net income (loss) which is the audited net income (loss) plus adjustments for stock-based compensation, restructure and asset impairments, goodwill impairment, gains and losses from settlements and patent license charges, gains and losses on debt repurchases and conversions, initial impact of inventory accounting policy change to FIFO and change in inventory cost absorption, and estimated tax effects of the above and other tax adjustments.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR growth of the Company’s stock price versus the SOX index
Measure:: 4
Pay vs Performance Disclosure
Name	Data center SSD market share or bit shipments
Measure:: 5
Pay vs Performance Disclosure
Name	HBM3E+ market share or bit shipments
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 55,630,387	$ 42,740,844	$ 17,258,849	$ (15,389,077)	$ 42,707,068
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,360,029)	(23,749,623)	(23,750,005)	(23,499,965)	(18,499,995)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,861,929	32,900,545	30,945,387	19,866,074	26,043,233
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,943,028	34,000,647	8,473,475	(9,033,074)	26,370,283
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,537,339	(761,787)	1,168,408	(3,060,411)	8,793,547
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	648,120	351,062	421,584	338,299	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,313,130	15,193,692	5,237,968	(6,228,623)	11,860,211
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,062,458)	(8,437,350)	(7,750,012)	(7,771,995)	(5,624,972)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,594,929	11,658,872	10,097,981	5,492,754	7,918,513
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,802,433	11,856,045	2,455,380	(2,077,206)	8,310,020
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,752,176	15,055	309,198	(761,113)	1,256,650
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,170,912)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 226,050	$ 101,070	$ 125,421	$ 59,849	$ 0